Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2024
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended September 30, 2024
Revenue from health care services(1)	3,292,628	—	3,292,628	—	—	3,292,628
Revenue from health care products(1)	47,864	974,018	1,021,882	—	—	1,021,882
Revenue from contracts with customers(1)	3,340,492	974,018	4,314,510	—	—	4,314,510
Revenue from insurance contracts(1)	429,946	—	429,946	—	—	429,946
Revenue from lease contracts(1)	—	15,706	15,706	—	—	15,706
Revenue from external customers	3,770,438	989,724	4,760,162	—	—	4,760,162
Inter-segment revenue	—	369,683	369,683	(369,683)	—	—
Revenue	3,770,438	1,359,407	5,129,845	(369,683)	—	4,760,162
Operating income (loss)	419,447	60,802	480,249	(4,205)	(13,348)	462,696
Interest						(82,170)
Income before income taxes						380,526
Depreciation and amortization	(254,304)	(111,015)	(365,319)	10,787	(17,561)	(372,093)
Impairment loss	7,712	(1,413)	6,299	—	—	6,299
Income (loss) from equity method investees	41,248	—	41,248	—	—	41,248
Additions of property, plant and equipment, intangible assets and right-of-use assets (1)	215,996	118,266	334,262	(12,063)	9,133	331,332

Three months ended September 30, 2023
Revenue from health care services(1)	3,570,987	—	3,570,987	—	—	3,570,987
Revenue from health care products(1)	46,899	941,660	988,559	—	—	988,559
Revenue from contracts with customers(1)	3,617,886	941,660	4,559,546	—	—	4,559,546
Revenue from insurance contracts(1)	356,382	—	356,382	—	—	356,382
Revenue from lease contracts(1)	—	20,309	20,309	—	—	20,309
Revenue from external customers	3,974,268	961,969	4,936,237	—	—	4,936,237
Inter-segment revenue	—	368,054	368,054	(368,054)	—	—
Revenue	3,974,268	1,330,023	5,304,291	(368,054)	—	4,936,237
Operating income (loss)	332,143	(1,261)	330,882	1,358	(8,012)	324,228
Interest						(88,717)
Income before income taxes						235,511
Depreciation and amortization	(273,295)	(113,424)	(386,719)	11,399	(17,318)	(392,638)
Impairment loss	(55,212)	(6,086)	(61,298)	—	(96)	(61,394)
Income (loss) from equity method investees	20,337	2,298	22,635	—	—	22,635
Additions of property, plant and equipment, intangible assets and right- of-use assets (1)	163,945	88,018	251,963	(6,891)	5,454	250,526

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker. Additionally, the Company has adjusted the prior period financial information in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.

Segment and corporate information (continued)

in € THOUS

		Care		Inter-segment
	Care Delivery	Enablement	Total Segment	eliminations	Corporate	Total
Nine months ended September 30, 2024
Revenue from health care services(1)	9,986,979	—	9,986,979	—	—	9,986,979
Revenue from health care products(1)	136,916	2,863,733	3,000,649	—	—	3,000,649
Revenue from contracts with customers(1)	10,123,895	2,863,733	12,987,628	—	—	12,987,628
Revenue from insurance contracts(1)	1,205,997	—	1,205,997	—	—	1,205,997
Revenue from lease contracts(1)	—	57,497	57,497	—	—	57,497
Revenue from external customers	11,329,892	2,921,230	14,251,122	—	—	14,251,122
Inter-segment revenue	—	1,098,605	1,098,605	(1,098,605)	—	—
Revenue	11,329,892	4,019,835	15,349,727	(1,098,605)	—	14,251,122
Operating income (loss)	936,779	196,296	1,133,075	(8,680)	9,103	1,133,498
Interest						(255,688)
Income before income taxes						877,810
Depreciation and amortization	(781,558)	(340,736)	(1,122,294)	32,286	(53,582)	(1,143,590)
Impairment loss	(104,537)	(17,129)	(121,666)	—	—	(121,666)
Income (loss) from equity method investees	102,730	—	102,730	—	—	102,730
Total assets(1)	43,296,775	15,501,825	58,798,600	(37,315,733)	11,027,934	32,510,801
thereof investment in equity method investees(1)	690,794	—	690,794	—	—	690,794
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	622,331	298,903	921,234	(39,512)	35,260	916,982

Nine months ended September 30, 2023
Revenue from health care services(1)	10,541,719	—	10,541,719	—	—	10,541,719
Revenue from health care products(1)	133,629	2,818,963	2,952,592	—	—	2,952,592
Revenue from contracts with customers(1)	10,675,348	2,818,963	13,494,311	—	—	13,494,311
Revenue from insurance contracts(1)	927,009	—	927,009	—	—	927,009
Revenue from lease contracts(1)	—	44,411	44,411	—	—	44,411
Revenue from external customers	11,602,357	2,863,374	14,465,731	—	—	14,465,731
Inter-segment revenue	—	1,101,918	1,101,918	(1,101,918)	—	—
Revenue	11,602,357	3,965,292	15,567,649	(1,101,918)	—	14,465,731
Operating income (loss)	1,000,882	(24,200)	976,682	(11,774)	(23,116)	941,792
Interest						(251,832)
Income before income taxes						689,960
Depreciation and amortization	(844,550)	(343,897)	(1,188,447)	30,981	(52,841)	(1,210,307)
Impairment loss	(77,317)	(38,317)	(115,634)	—	(96)	(115,730)
Income (loss) from equity method investees	91,988	6,431	98,419	—	—	98,419
Total assets(1)	42,737,970	15,342,444	58,080,414	(32,212,530)	9,766,812	35,634,696
thereof investment in equity method investees(1)	366,925	338,177	705,102	—	—	705,102
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	567,037	304,901	871,938	(24,155)	29,047	876,830

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker. Additionally, the Company has adjusted the prior period financial information in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.